Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product	$ 139,080	$ 73,826	$ 76,519
Services	20,067	23,486	14,530
Total revenue	159,147	97,312	91,049
Cost of revenue:
Product	232,092	94,277	83,778
Services	17,103	20,474	9,963
Total cost of revenue	249,195	114,751	93,741
Gross loss	(90,048)	(17,439)	(2,692)
Operating expenses:
Research, development and engineering	76,925	60,723	48,286
Sales and marketing	16,808	14,111	8,455
General and administrative	45,132	36,053	24,480
Production start-up	9,221	21,064	1,524
Total operating expenses	148,086	131,951	82,745
Operating loss	(238,134)	(149,390)	(85,437)
Other income (expense):
Interest income	19	135	165
Interest expense	(7,357)	(1,430)	(1,206)
Gain (loss) on foreign exchange	3	(560)	682
Unrealized loss on preferred stock warrant liability			(515)
Impairment of long-term investment	(11,612)
Other (expense) income, net	691	(849)
Total other expense, net	(18,256)	(2,704)	(874)
Loss from operations, before tax	(256,390)	(152,094)	(86,311)
Provision for income taxes	1,367	843	278
Net loss	(257,757)	(152,937)	(86,589)
Less: net loss attributable to the noncontrolling interest	27	377	810
Net loss attributable to A123 Systems, Inc.	(257,730)	(152,560)	(85,779)
Accretion to preferred stock			(45)
Net loss attributable to A123 Systems, Inc. common stockholders	$ (257,730)	$ (152,560)	$ (85,824)
Net loss per share attributable to A123 Systems, Inc. - basic and diluted:	$ (2.12)	$ (1.46)	$ (2.55)
Weighted average number of common shares outstanding - basic	121,583	104,364	33,669
Weighted average number of common shares outstanding - diluted	121,583	104,364	33,669